Crypto Assets - Schedule of Reconciliation of Opening and Closing Balances of Group’s Crypto Assets, Including Purchases and Unrealized Gains or Losses (Details)	12 Months Ended
Jun. 30, 2026 CNY (¥)
Schedule of Reconciliation of Opening and Closing Balances of Group’s Crypto Assets, Including Purchases and Unrealized Gains or Losses [Line Items]
Balance as of June 30, 2025
Balance as of June 30, 2025
Purchase	¥ 3,386,443
Purchase	6.51
Fair value change	¥ (728,326)
Fair value change
Balance as of June 30, 2026	¥ 2,658,117
Balance as of June 30, 2026	6.51